Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Presents Major Accounts of Statements of Operations

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2025.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$10,678,554	$696,442	$11,374,996
Cost of revenues	(5,665,996)	(587,459)	(6,253,455)
Selling and marketing expenses	(1,539,487)	48,893	(1,490,594)
General and administrative expenses	(9,698,452)	(115,635)	(9,814,087)
Research and development expenses	(8,085)	-	(8,085)
Total operating expenses	$(11,246,024)	$(66,742)	$(11,312,766)
Segment operating (loss) income	$(6,233,466)	$42,241	$(6,191,225)

Interest income (expenses), net	343,149	(21)	343,128
Other income (expenses), net	45,333	34,079	79,412
Income tax benefits (expenses)	42,957	(89,139)	(46,182)
Segment net loss	$(5,802,027)	$(12,840)	$(5,814,867)

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2024.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$13,712,964	$2,151,809	$15,864,773
Cost of revenues	(5,510,088)	(1,442,472)	(6,952,560)
Selling and marketing expenses	(3,799,558)	(210,824)	(4,010,382)
General and administrative expenses	(4,815,975)	(174,672)	(4,990,647)
Research and development expenses	(252,451)	-	(252,451)
Total operating expenses	$(8,867,984)	$(385,496)	$(9,253,480)
Segment operating (loss) income	$(665,108)	$323,841	$(341,267)

Interest income, net	242,848	160	243,008
Other income, net	148,089	11,926	160,015
Income tax (expenses) benefits	(348,406)	13,237	(335,169)
Segment net (loss) income	$(622,577)	$349,164	$(273,413)

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2023.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$10,406,734	$9,027,211	$19,433,945
Cost of revenues	(5,162,438)	(5,759,315)	(10,921,753)
Selling and marketing expenses	(5,327,266)	(1,383,491)	(6,710,757)
General and administrative expenses	(6,470,944)	(226,365)	(6,697,309)
Research and development expenses	(514,411)	-	(514,411)
Loss from disposal of property and equipment	(1,719,442)	-	(1,719,442)
Impairment of goodwill	(5,617,865)	-	(5,617,865)
Impairment of intangible assets	(536,206)	-	(536,206)
Total operating expenses	$(20,186,134)	$(1,609,856)	$(21,795,990)
Segment operating (loss) income	$(14,941,838)	$1,658,040	$(13,283,798)

Interest income, net	216,528	20,526	237,054
Other income, net	1,069,603	142	1,069,745
Income tax benefits (expenses)	700,048	(30,288)	669,760
Segment net (loss) income	$(12,955,659)	$1,648,420	$(11,307,239)

Schedule of Geographical Segments
	December 31, 2025	December 31, 2024
Total assets
MDMOOC services	$24,146,846	$24,890,290
Sales of patented drugs	-	994,663
	$24,146,846	$25,884,953